UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.
August 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 87.54%
Consumer Discretionary – 4.15%
Johnson Controls	41,200	$1,694,968
Lowe’s	26,700	1,846,839
		3,541,807
Consumer Staples – 8.98%
Archer-Daniels-Midland	40,700	1,831,093
CVS Health	18,800	1,925,120
Kraft Heinz	26,133	1,898,824
Mondelez International	47,600	2,016,336
		7,671,373
Diversified REITs – 1.28%
Fibra Uno Administracion	104,000	223,604
Intervest Offices &
Warehouses	14,738	370,004
Lexington Realty Trust	55,700	449,499
Vornado Realty Trust	565	49,262
		1,092,369
Energy – 8.85%
Chevron	17,600	1,425,424
ConocoPhillips	28,600	1,405,690
Halliburton	40,900	1,609,415
Marathon Oil	61,400	1,061,606
Occidental Petroleum	28,200	2,058,882
		7,561,017
Financials – 8.84%
Allstate	31,700	1,847,476
Bank of New York Mellon	47,400	1,886,520
BB&T	49,000	1,809,080
Marsh & McLennan	37,400	2,009,502
		7,552,578
Healthcare – 16.56%
Baxalta	30,900	1,086,135
Baxter International	30,900	1,188,105
Cardinal Health	23,400	1,925,118
Care Capital Properties †	1,150	36,559
Express Scripts Holding †	23,070	1,928,652
Johnson & Johnson	21,100	1,982,978
Merck	36,800	1,981,680
Pfizer	61,489	1,981,176
Quest Diagnostics	29,900	2,027,220
		14,137,623
Healthcare REITs – 1.19%
Health Care REIT	6,300	399,105
Healthcare Trust of America
Class A	9,700	232,897
Omega Healthcare Investors	3,900	131,742
Ventas	4,600	253,092
		1,016,836
Hotel REITs – 1.39%
Ashford Hospitality Prime	1,790	24,756
Ashford Hospitality Trust	7,100	54,954
DiamondRock Hospitality	14,100	165,816
Host Hotels & Resorts	8,800	156,024
Pebblebrook Hotel Trust	5,400	205,524
Strategic Hotels & Resorts †	15,800	213,142
Summit Hotel Properties	30,200	366,326
		1,186,542
Industrial REITs – 0.33%
Prologis	680	25,840
Terreno Realty	12,500	254,250
		280,090
Industrials – 6.40%
Northrop Grumman	11,100	1,817,514
Raytheon	17,500	1,794,800
Waste Management	37,000	1,852,220
		5,464,534
Information Technology – 9.01%
CA	65,286	1,781,655
Cisco Systems	78,000	2,018,640
Intel	68,200	1,946,428
Xerox	191,200	1,944,504
		7,691,227
Mall REITs – 2.08%
General Growth Properties	16,129	409,354
Simon Property Group	7,647	1,371,260
		1,780,614
Materials – 2.26%
duPont (E.I.) deNemours	33,800	1,740,700
Tarkett	8,063	187,801
		1,928,501
Mixed REITs – 0.11%
PS Business Parks	1,300	94,848
		94,848
Mortgage REITs – 1.09%
Colony Capital	12,600	273,546
Gramercy Property Trust	19,075	421,748

(continues)     NQ-DDF [8/15] 10/15 (15221) 1

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Mortgage REITs (continued)
Starwood Property Trust	10,900	$231,952
		927,246
Multifamily REITs – 2.14%
ADO Properties 144A #†	17,665	385,484
Apartment Investment &
Management	9,719	350,176
Camden Property Trust	2,950	212,489
Equity Residential	4,500	320,625
Essex Property Trust	1,247	267,631
Post Properties	5,200	287,872
		1,824,277
Office REITs – 3.16%
alstria office REIT	18,775	251,228
Brandywine Realty Trust	34,000	412,080
Easterly Government
Properties	53,600	840,448
Equity Commonwealth †	17,900	459,851
Hudson Pacific Properties	5,400	153,306
Paramount Group	11,700	192,348
Parkway Properties	8,200	129,888
SL Green Realty	2,500	258,775
		2,697,924
Self-Storage REITs – 0.48%
Extra Space Storage	4,100	301,268
Jernigan Capital	5,900	111,038
		412,306
Shopping Center REITs – 1.62%
DDR	16,300	249,227
First Capital Realty	9,381	123,996
Kimco Realty	13,830	318,781
Kite Realty Group Trust	16,600	390,266
Ramco-Gershenson Properties
Trust	10,500	162,750
Urban Edge Properties	332	6,942
Wheeler Real Estate
Investment Trust	69,556	134,243
		1,386,205
Single Tenant REIT – 0.21%
Spirit Realty Capital	18,600	178,560
		178,560
Specialty REITs – 0.66%
American Residential
Properties	8,000	135,600
EPR Properties	3,620	184,222
Solar Capital	13,828	244,894
		564,716
Telecommunications – 4.40%
AT&T	55,400	1,839,280
Century Communications =†	500,000	0
Verizon Communications	41,600	1,914,016
		3,753,296
Utilities – 2.35%
Abengoa Yield	2,800	63,728
American Water Works	2,900	150,626
Edison International	30,700	1,795,336
		2,009,690

Total Common Stock
(cost $61,727,063)		74,754,179

Convertible Preferred Stock – 2.58%
Chesapeake Energy 5.75%
exercise price $26.10,
expiration date 12/31/49	87	40,890
Crown Castle International
4.50% exercise price
$88.50, expiration date
11/1/16	2,000	208,780
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17 @	1,490	139,389
El Paso Energy Capital Trust I
4.75% exercise price
$34.49, expiration date
3/31/28	5,250	271,477
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	3,650	165,309
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	130	23,517
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	182	243,880
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	4,948	139,781
Laclede Group 6.75%
exercise price $57.81,
expiration date 4/1/17	1,550	82,460
Maiden Holdings 7.25%
exercise price $15.26,
expiration date 9/15/16	4,420	226,260
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	2,110	145,611

2 NQ-DDF [8/15] 10/15 (15221)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred Stock (continued)
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	259	$305,361
Weyerhaeuser 6.375%
exercise price $33.13,
expiration date 7/1/16	3,638	178,444
Wheeler Real Estate
Investment Trust 9.00%
exercise price $5.00,
expiration date
12/31/49 @=†	34	35,226
Total Convertible Preferred
Stock (cost $2,331,525)		2,206,385

	Principal
	amount°
Convertible Bonds – 8.64%
Capital Goods - 0.48%
Abengoa 144A 5.125%
exercise price $38.08,
expiration date 2/23/17 #	400,000	276,500
Cemex 3.72% exercise price
$11.90, expiration date
3/15/20	94,000	93,177
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19	47,000	36,572
		406,249
Communications – 1.01%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	304,000	307,420
Clearwire Communications
144A 8.25% exercise price
$7.08, expiration date
11/30/40 #	213,000	226,845
Liberty Interactive 144A
1.00% exercise price
$64.28, expiration date
9/28/43 #	364,000	333,060
		867,325
Consumer Cyclical – 0.49%
Huron Consulting Group
144A 1.25% exercise price
$79.89, expiration date
9/27/19 #	181,000	198,082
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 Φ	217,000	221,747
		419,829
Consumer Non-Cyclical – 1.90%
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	122,000	188,261
HealthSouth 2.00% exercise
price $38.30, expiration
date 11/30/43	151,000	184,692
Hologic 2.00% exercise price
$38.59, expiration date
12/15/43 ϕ	227,000	286,446
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	219,000	297,840
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, expiration date
12/13/18	283,000	273,449
Vector Group
1.75% exercise price
$25.87, expiration date
4/15/20 ●	223,000	247,809
2.50% exercise price
$16.78, expiration date
1/14/19 ●	97,000	143,947
		1,622,444
Energy – 0.26%
Chesapeake Energy 2.50%
exercise price $47.55,
expiration date 5/15/37	126,000	110,407
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32	140,000	116,113
		226,520
Financials – 1.00%
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	224,000	226,800
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	252,000	269,167

(continues)     NQ-DDF [8/15] 10/15 (15221) 3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Financials (continued)
GAIN Capital Holdings
4.125% exercise price
$12.00, expiration date
11/30/18	139,000	$140,043
New Mountain Finance
5.00% exercise price
$15.93, expiration date
6/14/19	214,000	218,013
		854,023
Industrials – 0.54%
Chart Industries 2.00%
exercise price $69.03,
expiration date 7/30/18	255,000	228,384
General Cable 4.50% exercise
price $33.77, expiration
date 11/15/29 Φ	325,000	231,563
		459,947
REITs – 0.94%
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	326,000	344,949
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	270,000	258,187
VEREIT 3.75% exercise price
$15.15, expiration date
12/14/20	216,000	199,531
		802,667
Technology – 2.02%
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	148,000	141,617
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20	254,000	247,015
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	183,000	240,645
Electronics For Imaging 144A
0.75% exercise price
$52.72, expiration date
8/29/19 #	192,000	199,680
Intel 3.25% exercise price
$21.47, expiration date
8/1/39	130,000	188,501
j2 Global 3.25% exercise
price $69.37, expiration
date 6/14/29	197,000	232,706
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #	262,000	256,105
SanDisk 1.50% exercise price
$50.68, expiration date
8/11/17	56,000	70,035
SunEdison 144A 3.375%
exercise price $38.65,
expiration date 5/30/25 #	15,000	9,019
VeriSign 4.297% exercise
price $34.37, expiration
date 8/15/37	67,000	137,350
		1,722,673
Total Convertible Bonds
(cost $7,136,687)		7,381,677

Corporate Bonds – 39.41%
Automobiles – 0.62%
Gates Global 144A
6.00% 7/15/22 #	230,000	188,623
International Automotive
Components Group 144A
9.125% 6/1/18 #	220,000	225,500
Meritor 6.75% 6/15/21	110,000	112,200
		526,323
Banking – 1.52%
Credit Suisse Group 144A
7.50% 12/29/49 #●	305,000	323,205
HSBC Holdings
6.375% 12/29/49 ●	200,000	198,000
JPMorgan Chase
6.75% 1/29/49 ●	195,000	205,969
Lloyds Banking Group
7.50% 4/30/49 ●	330,000	345,263
Popular 7.00% 7/1/19	230,000	223,387
		1,295,824
Basic Industry – 4.17%
AK Steel
7.625% 5/15/20	144,000	95,040
7.625% 10/1/21	100,000	63,000
American Tire Distributors
144A 10.25% 3/1/22 #	95,000	97,850
ArcelorMittal
5.125% 6/1/20	50,000	49,500

4 NQ-DDF [8/15] 10/15 (15221)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
ArcelorMittal
6.125% 6/1/25	50,000	$46,250
6.25% 3/1/21	60,000	59,400
AVINTIV Specialty Materials
144A 6.875% 6/1/19 #	240,000	244,500
Builders FirstSource
144A 7.625% 6/1/21 #	207,000	218,385
144A 10.75% 8/15/23 #	225,000	229,500
Chemours
144A 6.625% 5/15/23 #	75,000	65,437
144A 7.00% 5/15/25 #	178,000	152,635
Consolidated Energy Finance
144A 6.75% 10/15/19 #	200,000	198,460
CPG Merger Sub 144A
8.00% 10/1/21 #	155,000	158,487
FMG Resources August 2006
Pty 144A 9.75% 3/1/22 #	115,000	105,369
Hexion 10.00% 4/15/20	100,000	102,375
Kissner Milling 144A
7.25% 6/1/19 #	95,000	100,225
LSB Industries 7.75% 8/1/19	55,000	55,687
Lundin Mining 144A
7.875% 11/1/22 #	205,000	202,437
NCI Building Systems 144A
8.25% 1/15/23 #	105,000	109,463
New Gold 144A
6.25% 11/15/22 #	156,000	132,600
NOVA Chemicals 144A
5.00% 5/1/25 #	20,000	20,050
Rayonier AM Products 144A
5.50% 6/1/24 #	260,000	178,750
Ryerson
9.00% 10/15/17	150,000	137,250
11.25% 10/15/18	54,000	50,490
Steel Dynamics
5.50% 10/1/24	125,000	121,719
Summit Materials 144A
6.125% 7/15/23 #	95,000	95,000
TPC Group 144A
8.75% 12/15/20 #	345,000	310,500
Tronox Finance 144A
7.50% 3/15/22 #	140,000	113,050
Wise Metals Intermediate
Holdings 144A
9.75% 6/15/19 #	55,000	50,806
		3,564,215
Capital Goods – 2.86%
Accudyne Industries Borrower
144A 7.75% 12/15/20 #	180,000	157,500
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	200,000	199,460
BWAY Holding 144A
9.125% 8/15/21 #	310,000	316,200
Cemex 144A
7.25% 1/15/21 #	200,000	209,940
Gardner Denver 144A
6.875% 8/15/21 #	325,000	290,875
KLX 144A 5.875% 12/1/22 #	185,000	182,225
Milacron 144A
7.75% 2/15/21 #	105,000	108,150
Norbord 144A
6.25% 4/15/23 #	80,000	80,800
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #	45,000	45,872
Plastipak Holdings 144A
6.50% 10/1/21 #	225,000	221,625
Reynolds Group Issuer
8.25% 2/15/21	145,000	149,894
Signode Industrial Group
144A 6.375% 5/1/22 #	175,000	169,750
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	75,000	74,156
TransDigm
6.00% 7/15/22	100,000	99,015
6.50% 7/15/24	135,000	132,637
		2,438,099
Communications – 4.02%
CenturyLink 6.75% 12/1/23	115,000	112,269
Cogent Communications
Finance 144A
5.625% 4/15/21 #	185,000	173,900
Cogent Communications
Group 144A
5.375% 3/1/22 #	60,000	58,350
CommScope Technologies
Finance 144A
6.00% 6/15/25 #	115,000	112,125
Digicel 144A 6.75% 3/1/23 #	200,000	184,000
Digicel Group 144A
8.25% 9/30/20 #	221,000	205,530
Equinix 5.75% 1/1/25	130,000	130,650
Hughes Satellite Systems
7.625% 6/15/21	160,000	175,600
Intelsat Jackson Holdings
7.25% 4/1/19	20,000	19,625

(continues)     NQ-DDF [8/15] 10/15 (15221) 5

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Intelsat Luxembourg
8.125% 6/1/23	625,000	$462,500
Level 3 Communications
5.75% 12/1/22	180,000	180,000
Level 3 Financing 144A
5.375% 5/1/25 #	220,000	212,850
Sprint
7.125% 6/15/24	285,000	264,249
7.25% 9/15/21	5,000	4,875
7.875% 9/15/23	125,000	120,469
T-Mobile USA
6.00% 3/1/23	100,000	102,199
6.25% 4/1/21	85,000	88,001
6.375% 3/1/25	130,000	133,185
Wind Acquisition Finance
144A 7.375% 4/23/21 #	200,000	205,000
Windstream Services
7.50% 6/1/22	105,000	83,345
7.75% 10/1/21	80,000	65,601
Zayo Group 144A
6.00% 4/1/23 #	340,000	340,408
		3,434,731
Consumer Cyclical – 1.89%
Caesars Growth Properties
Holdings 9.375% 5/1/22	135,000	113,737
Caleres 144A
6.25% 8/15/23 #	135,000	137,025
DBP Holding 144A
7.75% 10/15/20 #	101,000	67,417
Eldorado Resorts 144A
7.00% 8/1/23 #	115,000	114,713
Midas Intermediate Holdco II
144A 7.875% 10/1/22 #	140,000	138,950
Mohegan Tribal Gaming
Authority 144A
9.75% 9/1/21 #	100,000	104,500
Neiman Marcus Group 144A
PIK 8.75% 10/15/21 #	195,000	209,625
Party City Holdings 144A
6.125% 8/15/23 #	60,000	60,713
PF Chang’s China Bistro 144A
10.25% 6/30/20 #	100,000	100,500
Rite Aid 144A
6.125% 4/1/23 #	95,000	97,850
RSI Home Products 144A
6.50% 3/15/23 #	150,000	153,750
Univar USA 144A
6.75% 7/15/23 #	80,000	79,800
Wynn Las Vegas 144A
5.50% 3/1/25 #	250,000	232,187
		1,610,767
Consumer Non-Cyclical – 2.24%
Cott Beverages
5.375% 7/1/22	60,000	59,100
6.75% 1/1/20	190,000	197,600
JBS Investments 144A
7.75% 10/28/20 #	200,000	214,300
JBS USA 144A
5.75% 6/15/25 #	355,000	345,237
Kronos Acquisition Holdings
144A 9.00% 8/15/23 #	210,000	191,100
Post Holdings
7.375% 2/15/22	95,000	97,731
144A 7.75% 3/15/24 #	50,000	51,750
Prestige Brands 144A
5.375% 12/15/21 #	140,000	139,650
Spectrum Brands
144A 6.125% 12/15/24 #	240,000	250,800
6.625% 11/15/22	125,000	134,841
SUPERVALU 7.75% 11/15/22	225,000	234,000
		1,916,109
Energy – 4.34%
Baytex Energy 144A
5.625% 6/1/24 #	130,000	109,138
California Resources
5.50% 9/15/21	185,000	144,370
6.00% 11/15/24	60,000	44,640
Calumet Specialty Products
Partners 7.625% 1/15/22	280,000	274,400
Chaparral Energy
7.625% 11/15/22	130,000	56,550
8.25% 9/1/21	115,000	52,900
Chesapeake Energy
4.875% 4/15/22	200,000	146,000
5.75% 3/15/23	100,000	75,051
6.125% 2/15/21	50,000	38,969
Comstock Resources 144A
10.00% 3/15/20 #	235,000	189,763
CSI Compressco
7.25% 8/15/22	145,000	119,625
Energy Transfer Equity
5.875% 1/15/24	156,000	151,320
EP Energy 6.375% 6/15/23	100,000	85,500
Exterran Partners
6.00% 4/1/21	100,000	80,500

6 NQ-DDF [8/15] 10/15 (15221)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Genesis Energy
5.75% 2/15/21	165,000	$155,925
6.00% 5/15/23	30,000	27,600
6.75% 8/1/22	75,000	73,125
Halcon Resources
144A 8.625% 2/1/20 #	130,000	114,563
9.75% 7/15/20	200,000	74,000
Laredo Petroleum
5.625% 1/15/22	120,000	108,600
7.375% 5/1/22	120,000	117,600
Linn Energy 6.25% 11/1/19	40,000	15,800
MarkWest Energy Partners
4.875% 12/1/24	100,000	93,250
Murphy Oil USA
6.00% 8/15/23	190,000	196,650
Northern Oil & Gas
8.00% 6/1/20	140,000	107,100
NuStar Logistics
6.75% 2/1/21	115,000	118,140
Oasis Petroleum
6.875% 3/15/22	230,000	192,050
Ocean Rig UDW 144A
7.25% 4/1/19 #	98,000	51,940
PDC Energy 7.75% 10/15/22	155,000	155,775
Pioneer Energy Services
6.125% 3/15/22	210,000	120,750
Rose Rock Midstream 144A
5.625% 11/15/23 #	100,000	90,000
Sabine Pass Liquefaction
144A 5.625% 3/1/25 #	125,000	121,328
Transocean
4.30% 10/15/22	55,000	38,363
6.875% 12/15/21	95,000	76,000
Weatherford International
4.50% 4/15/22	110,000	92,918
		3,710,203
Financials – 0.69%
Goldman Sachs Group
5.375% 12/29/49 ●	75,000	73,547
Infinity Acquisition 144A
7.25% 8/1/22 #	125,000	115,000
ING Groep
6.50% 12/29/49 ●	200,000	192,875
James Hardie International
Finance 144A
5.875% 2/15/23 #	200,000	207,000
		588,422
Healthcare – 3.21%
21st Century Oncology 144A
11.00% 5/1/23 #	80,000	77,000
Community Health Systems
6.875% 2/1/22	240,000	255,674
DaVita HealthCare Partners
5.00% 5/1/25	65,000	63,863
HCA 5.375% 2/1/25	185,000	188,237
HealthSouth
144A 5.75% 11/1/24 #	100,000	101,640
5.75% 11/1/24	95,000	96,558
Hill-Rom Holdings 144A
5.75% 9/1/23 #	120,000	122,700
IASIS Healthcare
8.375% 5/15/19	350,000	363,611
Immucor 11.125% 8/15/19	435,000	458,925
Kinetic Concepts
12.50% 11/1/19	85,000	91,587
Mallinckrodt International
Finance
4.75% 4/15/23	20,000	19,050
144A 5.50% 4/15/25 #	105,000	104,606
Par Pharmaceutical
7.375% 10/15/20	95,000	101,223
Sterigenics-Nordion Holdings
144A 6.50% 5/15/23 #	205,000	209,608
Tenet Healthcare
5.00% 3/1/19	80,000	80,159
6.75% 6/15/23	35,000	36,225
8.125% 4/1/22	215,000	238,650
Valeant Pharmaceuticals
International
144A 5.875% 5/15/23 #	45,000	46,013
144A 6.125% 4/15/25 #	80,000	82,600
		2,737,929
Insurance – 0.63%
HUB International 144A
7.875% 10/1/21 #	215,000	215,000
USI 144A 7.75% 1/15/21 #	190,000	185,013
XLIT 6.50% 10/29/49 ●	175,000	138,250
		538,263
Media – 5.03%
Altice
144A 7.625% 2/15/25 #	200,000	190,500
144A 7.75% 5/15/22 #	210,000	205,275
Altice Financing 144A
6.625% 2/15/23 #	205,000	204,487
CCO Holdings
144A 5.375% 5/1/25 #	75,000	73,031

(continues)     NQ-DDF [8/15] 10/15 (15221) 7

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 5.875% 5/1/27 #	145,000	$142,463
CCO Safari II 144A
4.908% 7/23/25 #	90,000	89,283
Columbus International 144A
7.375% 3/30/21 #	200,000	211,250
CSC Holdings 5.25% 6/1/24	193,000	179,587
DISH DBS 5.875% 11/15/24	115,000	105,081
Gray Television
7.50% 10/1/20	310,000	321,718
iHeartCommunications
9.00% 12/15/19	35,000	33,075
9.00% 9/15/22	515,000	449,981
LIN Television 144A
5.875% 11/15/22 #	250,000	249,375
Midcontinent
Communications &
Midcontinent Finance
144A 6.875% 8/15/23 #	60,000	60,600
Nexstar Broadcasting 144A
6.125% 2/15/22 #	25,000	25,250
Numericable-SFR 144A
6.00% 5/15/22 #	210,000	210,525
RCN Telecom Services 144A
8.50% 8/15/20 #	150,000	159,187
Sinclair Television Group
144A 5.625% 8/1/24 #	345,000	329,475
Sirius XM Radio 144A
5.375% 4/15/25 #	80,000	79,200
Tribune Media 144A
5.875% 7/15/22 #	170,000	171,700
VTR Finance 144A
6.875% 1/15/24 #	400,000	395,000
WideOpenWest Finance
10.25% 7/15/19	305,000	316,819
13.375% 10/15/19	90,000	95,400
		4,298,262
Services – 3.87%
AECOM
144A 5.75% 10/15/22 #	80,000	80,200
144A 5.875% 10/15/24 #	115,000	116,150
Air Medical Merger Sub 144A
6.375% 5/15/23 #	275,000	257,125
Algeco Scotsman Global
Finance
144A 8.50% 10/15/18 #	200,000	180,000
144A 10.75% 10/15/19 #	80,000	47,600
Avis Budget Car Rental 144A
5.25% 3/15/25 #	240,000	228,300
BlueLine Rental Finance 144A
7.00% 2/1/19 #	135,000	128,250
Boyd Gaming
6.875% 5/15/23	155,000	160,037
Communications Sales &
Leasing 144A
8.25% 10/15/23 #	80,000	73,000
Covanta Holding
5.875% 3/1/24	75,000	73,500
ESH Hospitality 144A
5.25% 5/1/25 #	110,000	107,250
ExamWorks Group
5.625% 4/15/23	195,000	200,363
GEO Group
5.125% 4/1/23	80,000	80,000
5.875% 10/15/24	100,000	103,250
Mattamy Group 144A
6.50% 11/15/20 #	235,000	227,950
MGM Resorts International
6.00% 3/15/23	295,000	300,163
Navios South American
Logistics 144A
7.25% 5/1/22 #	180,000	166,725
OPE KAG Finance Sub 144A
7.875% 7/31/23 #	155,000	158,487
Pinnacle Entertainment
7.75% 4/1/22	70,000	77,700
Sabre 144A
5.375% 4/15/23 #	90,000	88,650
United Rentals North America
5.75% 11/15/24	235,000	232,650
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #❆	80,000	70,200
West 144A
5.375% 7/15/22 #	160,000	151,000
		3,308,550
Technology – 2.12%
Audatex North America 144A
6.125% 11/1/23 #	235,000	233,799
Avaya 144A 7.00% 4/1/19 #	40,000	36,100
Blue Coat Holdings 144A
8.375% 6/1/23 #	195,000	196,365
CommScope 144A
5.50% 6/15/24 #	200,000	195,000
Emdeon 144A
6.00% 2/15/21 #	165,000	162,937
Entegris 144A
6.00% 4/1/22 #	200,000	203,250

8 NQ-DDF [8/15] 10/15 (15221)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
First Data 11.75% 8/15/21	272,000	$307,088
Infor Software Parent 144A
PIK 7.125% 5/1/21 #❆	225,000	204,750
Infor US 144A
5.75% 8/15/20 #	60,000	60,300
Italics Merger Sub 144A
7.125% 7/15/23 #	80,000	77,583
Micron Technology
144A 5.25% 1/15/24 #	100,000	93,000
144A 5.625% 1/15/26 #	40,000	36,400
		1,806,572
Utilities – 2.20%
Abengoa Yield 144A
7.00% 11/15/19 #	200,000	188,000
AES 5.50% 4/15/25	190,000	179,550
AES Gener 144A
8.375% 12/18/73 #●	200,000	217,000
Altice US Finance 144A
7.75% 7/15/25 #	200,000	192,000
Calpine
5.375% 1/15/23	100,000	96,970
5.50% 2/1/24	100,000	97,000
DPL 6.75% 10/1/19	170,000	178,500
Dynegy
5.875% 6/1/23	120,000	115,200
7.375% 11/1/22	110,000	114,400
7.625% 11/1/24	105,000	109,809
Enel 144A
8.75% 9/24/73 #●	200,000	234,194
GenOn Energy
9.875% 10/15/20	165,000	156,750
		1,879,373
Total Corporate Bonds
(cost $35,602,132)		33,653,642

Municipal Bond – 0.14%
Chicago, Illinois
(Taxable Build America
Bond) Series B
7.75% 1/1/42	125,000	120,216
Total Municipal Bond
(cost $123,026)		120,216

Senior Secured Loans – 2.12%«
21st Century Oncology
Tranche B 1st Lien
6.50% 4/28/22	90,000	86,513
Applied Systems 2nd Lien
7.50% 1/23/22	198,017	197,720
Atkore International 2nd Lien
7.75% 10/9/21	110,000	101,888
Avaya 1st Lien
4.50% 10/26/17	84,956	79,391
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	210,000	210,105
CD&R Millennium Holdco 6
2nd Lien 8.75% 7/31/22	180,000	177,300
Drillship Ocean Ventures
Tranche B 1st Lien
5.50% 7/25/21	35,709	27,674
Flint Group 2nd Lien
8.25% 9/7/22	175,000	174,417
FMG Resources August 2006
Pty 1st Lien
3.75% 6/30/19	45,000	36,544
Green Energy Partners
Tranche B 1st Lien
6.50% 11/13/21	125,000	126,953
iHeartCommunications
Tranche D 1st Lien
6.75% 1/30/19	115,000	101,631
Marina District Finance
Tranche B 1st Lien
6.50% 8/15/18	126,425	127,260
Moxie Patriot Tranche B1 1st
Lien 6.75% 12/19/20	100,000	97,500
Panda Liberty Tranche B 1st
Lien 7.50% 8/21/20	105,000	102,375
Rite Aid 2nd Lien
5.75% 8/21/20	87,000	87,942
Solenis International 2nd Lien
7.75% 7/31/22	75,000	72,344
Total Senior Secured Loans
(cost $1,848,024)		1,807,557

	Number of
	shares
Limited Partnership – 1.45%
Ares Management	15,100	260,475
Brookfield Infrastructure
Partners	8,400	331,800
CrossAmerica Partners	27,900	644,490
Total Limited Partnership
(cost $1,082,241)		1,236,765

(continues)     NQ-DDF [8/15] 10/15 (15221) 9

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of	Value
	shares	(U.S. $)
Preferred Stock – 0.73%
Ally Financial 144A 7.00% #	200	$203,231
Bank of America 6.50% ●	205,000	211,406
GMAC Capital Trust I
8.125% ●	8,000	204,240
Total Preferred Stock
(cost $611,620)		618,877

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $5.50, expiration
date 4/29/19 @†	7,872	433
Total Warrant (cost $65)		433

	Principal
	amount°
Short-Term Investments – 0.55%
Discount Notes – 0.55%≠
Federal Home Loan Bank
0.065% 9/2/15	88,991	88,991
0.07% 10/5/15	80,184	80,179
0.075% 9/18/15	45,372	45,372
0.10% 10/23/15	88,991	88,981
0.105% 11/3/15	42,098	42,088
Freddie Mac 0.075%
10/1/15	121,579	121,571
		467,182
Total Short-Term
Investments
(cost $467,179)		467,182

Total Value of
Securities – 143.16%
(cost $110,929,562)		122,246,913

Borrowing Under Line of
Credit – (44.50%)		(38,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.34%		1,145,514
Net Assets Applicable to
8,518,735 Shares
Outstanding – 100.00%		$85,392,427
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2015, the aggregate value of Rule 144A securities was $21,697,331, which represents 25.41% of the Fund’s net assets.

@	Illiquid security. At Aug. 31, 2015, the aggregate value of illiquid securities was $175,048, which represents 0.20% of the Fund’s net assets.
❆	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Aug. 31, 2015,the aggregate value of fair valued securities was $35,226, which represents 0.04% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Aug. 31, 2015. Interest rates reset periodically.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Aug. 31, 2015.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Aug. 31, 2015.

Summary of abbreviations:
HSBC – Hong Kong Shanghai Bank
PIK – Payment-in-kind
REIT – Real Estate Investment Trust

10 NQ-DDF [8/15] 10/15 (15221)

Notes

Delaware Investments® Dividend and Income Fund, Inc.
August 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and Exchange-Traded Funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-DDF [8/15] 10/15 (15221) 11

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2015:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	3,541,807	—	—	3,541,807
Consumer Staples	7,671,373	—	—	7,671,373
Diversified REITs	722,365	370,004	—	1,092,369
Energy	7,561,017	—	—	7,561,017
Financials	7,552,578	—	—	7,552,578
Healthcare	14,137,623	—	—	14,137,623
Healthcare REITs	1,016,836	—	—	1,016,836
Hotel REITs	1,186,542	—	—	1,186,542
Industrial REITs	280,090	—	—	280,090
Industrials	5,464,534	—	—	5,464,534
Information Technology	7,691,227	—	—	7,691,227
Mall REITs	1,780,614	—	—	1,780,614
Materials	1,928,501	—	—	1,928,501
Mixed REITs	94,848	—	—	94,848
Mortgage REITs	927,246	—	—	927,246
Multifamily REITs	1,824,277	—	—	1,824,277
Office REITs	2,446,696	251,228	—	2,697,924
Self-Storage REITs	412,306	—	—	412,306
Shopping Center REITs	1,386,205	—	—	1,386,205
Single Tenant REIT	178,560	—	—	178,560
Specialty REITs	564,716	—	—	564,716
Telecommunications	3,753,296	—	—	3,753,296
Utilities	2,009,690	—	—	2,009,690
Convertible Preferred Stock[1]	2,024,292	146,867	35,226	2,206,385
Corporate Debt	—	41,035,319	—	41,035,319
Municipal Bond	—	120,216	—	120,216
Senior Secured Loans	—	1,807,557	—	1,807,557
Limited Partnership	1,236,765	—	—	1,236,765
Preferred Stock[1]	204,240	414,637	—	618,877
Warrant	433	—	—	433
Short-Term Investments	—	467,182	—	467,182
Total Value of Securities	$77,598,677	$44,613,010	$35,226	$122,246,913

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

12 NQ-DDF [8/15] 10/15 (15221)

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced instruments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1, Level 2, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	91.75%	6.65%	1.60%	100.00%
Preferred Stock	33.00%	67.00%	—	100.00%

During the period ended Aug. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognized transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2015 that would require recognition or disclosure in the Fund’s ”Schedule of investments.“

NQ-DDF [8/15] 10/15 (15221) 13

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: